Cash and Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Short-term Investments
Cash and Cash Equivalents and Short-term Investments

5. Cash and Cash Equivalents and Short-term Investments

	December 31,
	2024	2023

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	84,480	129,968
Bank deposits maturing in three months or less	69,478	153,621
	153,958	283,589
Short-term Investments
Bank deposits maturing over three months (note)	682,152	602,747
	836,110	886,336

Note: The maturities for short-term investments ranged from 91 to 186 days and 91 to 187 days for the years ended December 31, 2024 and 2023 respectively.

Certain cash and bank balances denominated in RMB, US$ and UK Pound Sterling (“£”) were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government. Cash and cash equivalents and short-term investments were denominated in the following currencies:

	December 31,
	2024	2023

	(in US$’000)
US$	795,566	836,718
RMB	37,906	45,772
Hong Kong dollar (“HK$”)	2,396	3,114
	£212	713
Others	30	19
	836,110	886,336